NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended		13 Months Ended	1 Months Ended		1 Months Ended	5 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Aug. 31, 2011 Continental Resources Group	Jul. 22, 2011 Continental Resources Group	Feb. 28, 2011 Notes Payable	Dec. 31, 2011 Notes Payable	Nov. 29, 2011 Notes Payable	Sep. 30, 2012 Notes Payable Related Party	Dec. 31, 2011 Notes Payable Related Party
Debt									$ 519,750	$ 561,750
Interest Rate					12.00%
Shares Series A Preferred Stock issued						2,250,000
Fair value of shares issued, per share						$ 1.20
Fair value of shares issued, value						2,700,000
Less: debt discount										(50,918)
Deferred Financing Cost		900,000				900,000
Deferred Financing Cost, Shares						750,000
Payments on notes payable	(1,541,691)	(3,326,500)	(3,408,413)	50,000			(3,326,500)
Notes converted to Units, balance of note								611,750
Notes converted to units, units								1,529,375
Notes converted to units, per unit price								$ 0.40
Accrued Interest									134,673	109,493
Interest Expense									101,836
Note Payable					$ (50,000)